INTEREST EXPENSE	12 Months Ended
Dec. 31, 2021
INTEREST EXPENSE

NOTE 15: INTEREST EXPENSE

For the years ended December 31, 2021 and 2020, the Company recorded interest expense as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Interest expense - convertible notes	$131,623	$274,857
Interest expense - notes payable	260,155	34,331
Interest expense - notes payable - related party	9,992	35,096
Finance lease	15,967	22,892
Other	10,031	37,126
Amortization of debt discount	2,906,645	2,110,645
	$3,334,413	$2,514,947